FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - The notional amounts of the derivatives contracts (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	$ 1,902,955	$ 1,843,708
Derivative financial instruments	(1,860,812)	(1,295,070)
Derivative financial instruments [member] | Liability Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	(59,848,049)	(46,527,428)
Derivative financial instruments	(47,265,778)	(38,796,360)
Forward contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	717,508	295,326
Derivative financial instruments	(772,361)	(306,600)
Derivative financial Assets liabilities	(54,853)	(11,274)
Forward contract | Derivative financial instruments [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial Assets liabilities	(3,061,596)	(2,297,688)
Forward contract | Derivative financial instruments [member] | Foreign exchange contracts Assets
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	14,682,330	10,968,445
Forward contract | Derivative financial instruments [member] | Equity contracts Assets
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	790,715	495,124
Forward contract | Derivative financial instruments [member] | Asset Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	15,473,045	11,463,569
Forward contract | Derivative financial instruments [member] | Liability Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial instruments	(18,534,641)	(13,761,257)
Forward contract | Derivative financial instruments [member] | Foreign exchange contracts Liabilities
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial instruments	(16,753,243)	(11,482,549)
Forward contract | Derivative financial instruments [member] | Equity contracts Liabilities
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial instruments	(1,781,398)	(2,278,708)
Swap contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	1,129,849	1,452,164
Derivative financial instruments	(1,029,951)	(958,881)
Derivative financial Assets liabilities	99,898	493,283
Swap contract | Derivative financial instruments [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial Assets liabilities	(9,785,329)	(9,826,690)
Swap contract | Derivative financial instruments [member] | Foreign exchange contracts Assets
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	8,974,412	10,504,017
Swap contract | Derivative financial instruments [member] | Liability Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	36,103,192	31,785,883
Derivative financial instruments	(26,317,863)	(21,959,193)
Swap contract | Derivative financial instruments [member] | Interest Rate contracts Assets
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	27,128,780	21,281,866
Swap contract | Derivative financial instruments [member] | Foreign exchange contracts Liabilities
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial instruments	(8,322,241)	(4,962,024)
Swap contract | Derivative financial instruments [member] | Interest Rate contracts Liabilities
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial instruments	(17,995,622)	(16,997,169)
Option contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	55,598	96,218
Derivative financial instruments	(58,500)	(29,589)
Derivative financial Assets liabilities	(2,902)	66,629
Option contract | Derivative financial instruments [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial Assets liabilities	(32,667)	(158,701)
Option contract | Derivative financial instruments [member] | Foreign exchange contracts Assets
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	2,445,445	1,797,496
Option contract | Derivative financial instruments [member] | Asset Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	2,445,445	1,797,496
Option contract | Derivative financial instruments [member] | Liability Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial instruments	(2,412,778)	(1,638,795)
Option contract | Derivative financial instruments [member] | Foreign exchange contracts Liabilities
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial instruments	(2,412,778)	(1,638,795)
Futures contract | Derivative financial instruments [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial instruments	(496)	(1,437,115)
Derivative financial Assets liabilities	5,825,871	43,365
Futures contract | Derivative financial instruments [member] | Foreign exchange contracts Assets
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	5,826,363	1,426,478
Futures contract | Derivative financial instruments [member] | Equity contracts Assets
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	4	54,002
Futures contract | Derivative financial instruments [member] | Asset Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	5,826,367	1,480,480
Futures contract | Derivative financial instruments [member] | Liability Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial instruments	(4)	(3,000)
Futures contract | Derivative financial instruments [member] | Equity contracts Liabilities
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial instruments	$ (492)	$ (1,434,115)